Consolidated Statements of Financial Position - CAD ($) $ in Millions	Feb. 29, 2020	Nov. 30, 2019	Sep. 01, 2019	Aug. 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018
Current
Cash	$ 47	$ 132	$ 1,446	$ 1,446	$ 1,288	$ 1,189	$ 384
Accounts receivable	300		287	287
Inventories	70		86	86
Other current assets (note 4)	268		275	291
Current portion of contract assets (note 11)	128		106	106
Total current assets	813		2,200	2,216
Investments and other assets (notes 15)	42		37	37
Property, plant and equipment	6,197		6,221	4,883
Other long-term assets	205		195	195
Deferred income tax assets	1		4	4
Intangibles	7,975		7,979	7,979
Goodwill	280		280	280
Contract assets (note 11)	76		52	52
Total assets	15,589		16,968	15,646
Current
Short-term borrowings (note 6)	255		40	40
Accounts payable and accrued liabilities	865		1,015	1,015
Provisions (note 7)	133		219	224
Income taxes payable	27		71	82
Current portion of contract liabilities (note 11)	203		223	223
Current portion of long-term debt (notes 8 and 15)	1		1,251	1,251
Current portion of lease liabilities (notes 2 and 5)	114		113	0
Total current liabilities	1,598		2,932	2,835
Long-term debt (notes 8 and 15)	4,050		4,057	4,057
Lease liabilities (notes 2 and 5)	1,191		1,211	0
Other long-term liabilities	82		73	75
Provisions (note 7)	81		79	79
Deferred credits	416		425	425
Contract liabilities (note 11)	15		15	15
Deferred income tax liabilities	1,943		1,913	1,875
Total liabilities	9,376		10,705	9,361
Shareholders' equity (notes 9 and 13)
Common and preferred shareholders	6,213		6,260	6,282
Non-controlling interests in subsidiaries	0		3	3
Total equity	6,213		6,263	6,285	$ 6,127		$ 5,970
Total equity and liabilities	$ 15,589		$ 16,968	$ 15,646